As filed with the Securities and Exchange Commission on April 30, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2018

Date of reporting period:  February 28, 2018

Item 1. Schedules of Investments.

SEMPER MBS TOTAL RETURN FUND
Schedule of Investments - February 28, 2018 (Unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES - NON-AGENCY - 6.3%
American Credit Acceptance Receivables Trust
Series 2017-1, Class E, 5.440%, 3/13/24 (c)	$3,000,000	$3,063,560
CarFinance Capital Auto Trust
Series 2015-1A, Class E, 5.490%, 1/18/22 (c)	3,500,000	3,508,852
CIG Auto Receivables Trust
Series 2017-1A, Class C, 5.330%, 12/16/24 (c)	714,000	706,055
CPS Auto Trust
Series 2016-C, Class E, 8.390%, 9/15/23 (c)	4,000,000	4,276,984
Series 2016-D, Class E, 6.860%, 4/15/24 (c)	4,375,000	4,525,629
Series 2017-D, Class E, 5.300%, 6/17/24 (c)	5,000,000	4,921,226
DT Auto Owner Trust
Series 2017-1A, Class E, 5.790%, 2/15/24 (c)	3,500,000	3,578,695
Series 2017-4A, Class E, 5.150%, 11/15/24 (c)	2,730,000	2,748,652
Exeter Automobile Receivables Trust
Series 2016-3A, Class D, 6.400%, 7/17/23 (c)	4,350,000	4,535,636
Flagship Credit Auto Trust
Series 2017-1, Class E, 6.460%, 12/15/23 (c)	4,000,000	4,187,301
Series 2017-3, Class E, 5.260%, 10/15/24 (c)	5,150,000	5,203,885
GLS Auto Receivables Trust
Series 2016-1A, Class D, 9.130%, 1/18/22 (c)	4,945,000	5,293,315
Series 2015-1A, Class C, 9.790%, 10/15/25 (c)	5,575,000	5,696,531
HOA Funding, LLC
Series 2015-1A, Class A2, 5.500%, 8/20/44 (c)	4,297,500	4,293,297
Series 2015-1A, Class B, 9.000%, 8/20/44 (c)	2,000,000	1,968,140
Kabbage Asset Securitization, LLC
Series 2017-1, Class B, 5.794%, 3/15/22 (c)	350,000	361,319
Series 2017-1, Class D, 10.000%, 3/15/22 (c)	1,452,495	1,470,788
Nations Equipment Finance Funding II, LLC
Series 2014-1A, Class C, 5.227%, 9/20/19 (c)	4,098,795	4,078,407
SLM Private Credit Student Loan Trust
Series 2003-A, Class A3, 3.200% (28 Day Auction Rate + 0.000%), 6/15/32 (i)	2,336,000	2,336,826
Series 2003-A, Class A4, 3.240% (28 Day Auction Rate + 0.000%), 6/15/32 (i)	2,350,000	2,350,831
Series 2003-C, Class A3, 3.043% (28 Day Auction Rate + 0.000%), 9/15/32 (i)	2,500,000	2,499,129
Series 2003-C, Class A4, 3.080% (28 Day Auction Rate + 0.000%), 9/15/32 (i)	2,500,000	2,488,126
Series 2003-B, Class A3, 4.040% (28 Day Auction Rate + 0.000%), 3/15/33 (i)	2,500,000	2,481,237
Series 2003-B, Class A4, 3.320% (28 Day Auction Rate + 0.000%), 3/15/33 (i)	2,500,000	2,481,237
WAVE Trust, LLC
Series 2017-1A, Class C, 6.656%, 11/15/42 (c)	965,264	984,685
Total Asset-Backed Securities - Non-Agency (cost $79,370,230)		80,040,343

ASSET-BACKED SECURITIES - REAL ESTATE - 0.6%
Diamond Resorts Owner Trust
Series 2013-1, Class A, 1.950%, 1/20/25 (c)	684,321	684,321
Series 2013-2, Class A, 2.270%, 5/20/26 (c)	2,610,511	2,609,443
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class DT1, 4.246%, 8/17/48 (c)(f)	1,500,000	1,486,743
Series 2016-T2, Class DT2, 4.446%, 8/16/49 (c)(f)	1,000,000	971,699
Westgate Resorts, LLC
Series 2017-1A, Class B, 4.050%, 12/20/30 (c)	1,589,571	1,575,497
Total Asset-Backed Securities - Real Estate (cost $7,361,825)		7,327,703

COLLATERALIZED DEBT OBLIGATIONS - 0.8%
InCaps Funding I Ltd.
3.481% (3 Month LIBOR USD + 2.000%), 6/1/33 (c)(f)(i)	4,751,606	3,967,591
3.481% (3 Month LIBOR USD + 2.000%), 6/1/33 (c)(f)(i)	728,024	607,900
MM Community Funding III
Series 2002-3, Class M2, 3.623% (6 Month LIBOR USD + 2.050%), 5/1/32 (c)(f)(i)	4,791,446	4,647,702
Trapeza CDO VII Ltd.
Series 2007-12A, Class A1, 1.994% (3 Month LIBOR USD + 0.290%), 4/6/42 (c)(f)(i)	1,277,895	1,182,053
Total Collateralized Debt Obligations (cost $10,139,822)		10,405,246

COLLATERALIZED LOAN OBLIGATIONS - 3.3%
Allegro CLO Ltd.
Series 2013-1A, Class D, 6.517% (3 Month LIBOR USD + 4.750%), 1/30/26 (c)(i)	2,250,000	2,267,139
Ares CLO Ltd.
Series 2015-1A, Class D, 7.725% (3 Month LIBOR USD + 6.230%), 12/5/25 (c)(i)	5,325,000	5,475,508
Atrium CDO Corp.
Series 11A, Class E, 6.844% (3 Month LIBOR USD + 5.100%), 10/23/25 (c)(i)	1,250,000	1,255,525
Babson CLO Ltd.
Series 2013-IIA, Class D, 6.234% (3 Month LIBOR USD + 4.500%), 1/18/25 (c)(i)	4,100,000	4,100,000
Series 2014-3A, Class E1, 6.822% (3 Month LIBOR USD + 5.100%), 1/15/26 (c)(i)	3,825,000	3,836,391
Catamaran CLO Ltd.
Series 2015-1A, Class E, 6.895% (3 Month LIBOR USD + 5.150%), 4/22/27 (c)(i)	3,075,000	3,075,071
CIFC Funding Ltd.
Series 2014-3A, Class E, 6.494% (3 Month LIBOR USD + 4.750%), 7/22/26 (c)(f)(i)	4,950,000	4,950,000
Series 2014-5A, Class E1, 7.481% (3 Month LIBOR USD + 5.750%), 1/17/27 (c)(i)	925,000	935,164
Covenant Credit Partners CLO Ltd.
Series 2014-2A, Class E, 6.931% (3 Month LIBOR USD + 5.200%), 10/17/26 (c)(i)	1,125,000	1,127,220
Dryden 31 Senior Loan Fund
Series 2014-31A, Class E, 5.984% (3 Month LIBOR USD + 4.250%), 4/18/26 (c)(i)	5,475,000	5,505,862
Hildene CLO II Ltd.
Series 2014-2A, Class E, 6.839% (3 Month LIBOR USD + 5.100%), 7/19/26 (c)(i)	1,250,000	1,253,666
Madison Park Funding XII Ltd.
Series 2014-12A, Class E, 6.845% (3 Month LIBOR USD + 5.100%), 7/20/26 (c)(i)	975,000	978,615
Mountain View Funding
Series 2007-3A, Class E, 5.370% (3 Month LIBOR USD + 3.650%), 4/16/21 (c)(i)	4,000,000	4,008,773
OHA Loan Funding Ltd.
Series 2012-1A, Class ER, 8.994% (3 Month LIBOR USD + 7.250%), 1/23/27 (c)(i)	1,200,000	1,253,123
Shackleton CLO Ltd.
Series 2013-4A, Class E, 6.722% (3 Month LIBOR USD + 5.000%), 1/13/25 (c)(i)	2,100,000	2,106,995
Total Collateralized Loan Obligations (cost $42,054,135)		42,129,052

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
Fannie Mae-Aces
Series 2010-M6, Class SA, 4.769% (1 Month LIBOR USD + 6.390%), 9/25/20 (h)(i)	1,836,002	141,492
GNMA REMIC Trust
Series 2012-25, Class IO, 0.681%, 8/16/52 (a)(h)	3,308,033	89,323
Series 2013-173, Class AC, 2.682%, 10/16/53 (a)	24,166	24,218
Total Commercial Mortgage-Backed Securities - Agency (cost $372,146)		255,033

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 16.1%
Bayview Commercial Asset Trust
Series 2006-2A, Class M1, 1.931% (1 Month LIBOR USD + 0.310%), 7/25/36 (c)(i)	163,552	153,892
Series 2006-2A, Class M2, 1.951% (1 Month LIBOR USD + 0.330%), 7/25/36 (c)(i)	534,536	510,123
Series 2006-3A, Class M1, 1.961% (1 Month LIBOR USD + 0.340%), 10/25/36 (c)(i)	1,446,572	1,377,750
Series 2007-4A, Class A1, 2.071% (1 Month LIBOR USD + 0.450%), 9/25/37 (c)(i)	14,117,167	13,467,008
Series 2007-6A, Class A3A, 2.871% (1 Month LIBOR USD + 1.250%), 12/25/37 (c)(i)	3,459,707	3,466,438
Bayview Financial Revolving Asset Trust
Series 2005-E, Class A1, 2.648% (1 Month LIBOR USD + 1.000%), 12/28/40 (c)(i)	2,914,863	2,653,695
Series 2005-E, Class A2A, 2.578% (1 Month LIBOR USD + 0.930%), 12/28/40 (c)(i)	2,274,441	2,074,767
Business Loan Express
Series 2003-1A, Class A, 2.621% (1 Month LIBOR USD + 1.000%), 4/25/29 (c)(i)	445,690	429,394
Series 2003-AA, Class A, 2.538% (1 Month LIBOR USD + 0.950%), 5/15/29 (c)(i)	195,019	183,916
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 2.088% (1 Month LIBOR USD + 0.500%), 5/15/31 (c)(i)	643,320	628,134
CoreVest American Finance Trust
Series 2017-2, Class M, 5.622%, 12/25/27 (c)	5,325,000	5,502,217
FirstKey Lending Trust
Series 2015-SFR1, Class E, 4.780%, 3/9/47 (a)(c)	4,722,000	4,622,417
Freddie Mac Military Housing Bonds Resecuritization Trust
Series 2015-R1, Class C3, 5.499%, 11/25/52 (a)(c)	3,084,979	2,938,442
Series 2015-R1, Class D1, 1.786%, 11/25/55 (a)(c)	1,465,083	1,333,225
FREMF Mortgage Trust
Series 2015-KF08, Class B, 6.430% (1 Month LIBOR USD + 4.850%), 2/25/22 (c)(i)	1,416,209	1,425,933
Series 2014-KF05, Class B, 5.580% (1 Month LIBOR USD + 4.000%), 9/25/22 (c)(i)	1,100,938	1,124,031
Series 2017-KF28, Class B, 5.580% (1 Month LIBOR USD + 4.000%), 1/25/24 (c)(i)	2,363,107	2,467,452
Series 2017-KF31, Class B, 4.480% (1 Month LIBOR USD + 2.900%), 4/25/24 (c)(i)	3,177,831	3,261,634
Series 2017-KF32, Class B, 4.130% (1 Month LIBOR USD + 2.550%), 5/25/24 (c)(i)	4,854,771	4,926,080

Series 2017-KF38, Class B, 4.080% (1 Month LIBOR USD + 2.500%), 9/25/24 (c)(i)	1,663,997	1,684,878
Series 2017-KF39, Class B, 4.080% (1 Month LIBOR USD + 2.500%), 11/25/24 (c)(i)	3,320,916	3,355,902
Series 2018-KF42, Class B, 3.780% (1 Month LIBOR USD + 2.200%), 12/25/24 (c)(i)	1,787,000	1,795,933
Series 2017-KF33, Class B, 4.130% (1 Month LIBOR USD + 2.550%), 6/25/27 (c)(i)	4,233,392	4,327,784
Series 2018-KF43, Class B, 3.820% (1 Month LIBOR USD + 2.150%), 1/25/28 (c)(f)(i)	6,164,000	6,164,000
GSCCRE Commercial Mortgage Trust
Series 2015-HULA, Class D, 5.338% (1 Month LIBOR USD + 3.750%), 8/15/32 (c)(i)	1,000,000	1,006,439
Home Partners of America Trust
Series 2017-1, Class E, 4.240% (1 Month LIBOR USD + 2.650%), 7/17/34 (c)(i)	4,825,000	4,934,000
Series 2017-1, Class F, 5.129% (1 Month LIBOR USD + 3.540%), 7/17/34 (c)(i)	2,460,000	2,519,406
Invitation Homes Trust
Series 2017-SFR2, Class E, 3.840% (1 Month LIBOR USD + 2.250%), 12/17/36 (c)(i)	5,575,000	5,602,067
Series 2017-SFR2, Class F, 4.590% (1 Month LIBOR USD + 3.000%), 12/17/36 (c)(i)	27,253,000	27,422,922
Series 2018-SFR1, Class D, 3.018% (1 Month LIBOR USD + 1.450%), 3/17/37 (c)(i)	1,142,000	1,153,384
Series 2018-SFR1, Class E, 3.568% (1 Month LIBOR USD + 2.000%), 3/17/37 (c)(i)	16,660,000	16,875,280
Series 2018-SFR1, Class F, 4.068% (1 Month LIBOR USD + 2.500%), 3/17/37 (c)(i)	10,514,000	10,674,095
Progress Residential Trust
Series 2015-SFR2, Class F, 5.069%, 6/12/32 (c)	1,375,000	1,394,531
Series 2015-SFR3, Class F, 6.643%, 11/12/32 (c)	15,500,000	16,316,621
Series 2017-SFR1, Class E, 4.261%, 8/17/34 (c)	5,800,000	5,801,242
Series 2017-SFR1, Class F, 5.350%, 8/17/34 (c)	5,275,000	5,422,269
Series 2017-SFR2, Class E, 4.142%, 12/17/34 (c)	2,868,000	2,846,680
Series 2017-SFR2, Class F, 4.836%, 12/17/34 (c)	2,400,000	2,415,643
Series 2018-SFR1, Class F, 4.778%, 3/17/35 (c)	1,250,000	1,263,251
Tricon American Homes Trust
Series 2016-SFR1, Class E, 4.878%, 11/17/33 (c)	9,943,000	10,142,103
Series 2017-SFR1, Class D, 3.414%, 9/17/34 (c)	4,500,000	4,408,672
Series 2017-SFR1, Class E, 4.011%, 9/17/34 (c)	5,000,000	4,963,381
Series 2017-SFR1, Class F, 5.151%, 9/17/34 (c)	1,000,000	1,015,820
Series 2017-SFR2, Class E, 4.216%, 1/17/36 (c)	2,100,000	2,080,927
Series 2017-SFR2, Class F, 5.104%, 1/17/36 (c)	4,000,000	4,046,063
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.000%, 11/25/47 (a)(c)	1,010,722	993,519
Series 2017-2, Class M5, 6.420%, 11/25/47 (a)(c)	782,047	770,585
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $202,303,124)		203,943,945

CORPORATE BONDS - 1.8%
CCTC Acquisition Partners LLC Convertible Promissory Note
12.000%, 2/7/21 (f) (j)	750,000	758,250
Frontier Communications Corp.
8.125%, 10/1/18	2,150,000	2,192,355
7.125%, 3/15/19	3,000,000	3,045,000
HC2 Holdings, Inc.
11.000%, 12/1/19 (c)	2,900,000	2,972,500
Hertz Corp.
5.875%, 10/15/20	5,550,000	5,522,250
Tenet Healthcare Corp.
6.750%, 2/1/20	3,000,000	3,120,000
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20 (c)	4,630,000	4,635,787
Total Corporate Bonds (cost $22,109,768)		22,246,142

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
FHLMC Structured Pass Through Securities
Series T-67, Class 1A1C, 3.415%, 3/25/36 (a)	85,455	87,917
FNMA Grantor Trust
Series 2003-T2, Class A1, 1.901% (1 Month LIBOR USD + 0.140%), 3/25/33 (i)	60,892	59,713
Series 2004-T3, Class 2A, 3.758%, 8/25/43 (a)	77,594	81,794
FNMA Pool
5.500%, 5/1/36, #871313	7,377	7,654
5.000%, 8/1/37, #888534	18,783	19,368
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.250%, 4/25/37	49,261	51,037
Series 2007-W8, Class 1A5, 6.370%, 9/25/37 (a)	17,984	19,202
GNMA II Pool
5.000%, 6/20/40, #745378	67,377	70,924
Total Residential Mortgage-Backed Securities - Agency (cost $400,002)		397,609

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 69.5%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE4, Class A2B, 1.731% (1 Month LIBOR USD + 0.110%), 10/25/36 (i)	13,683,942	8,554,317
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (g)	271,707	270,829
Alternative Loan Trust
Series 2006-45T, Class 1, 2.171% (1 Month LIBOR USD + 0.550%), 2/25/37 (i)	9,677,571	4,171,863
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, 2.141% (12 Month US Treasury Average + 0.940%), 10/25/46 (i)	10,973,986	9,657,184
Series 2007-2, Class A1, 1.746% (1 Month LIBOR USD + 0.130%), 3/25/47 (i)	9,891,357	9,094,137
Argent Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-W2, Class M2, 2.131% (1 Month LIBOR USD + 0.510%), 10/25/35 (i)	29,100,000	27,212,914
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	1,690,863	1,749,905
Asset Backed Securities Corp. Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 7.833%, 9/21/30 (g)	582,183	600,563
Banc of America Funding Corp.
Series 2009-R15A, Class 5A3, 5.500%, 6/26/21 (a)(c)	799,650	776,647
Series 2008-R4, Class 1A4, 2.011% (1 Month LIBOR USD + 0.450%), 7/25/37 (c)(i)	2,760,327	1,800,497
Series 2007-5, Class 7A2, 35.620% (1 Month LIBOR USD + 46.150%), 7/25/47 (i)	160,592	265,749
Bayview Financial Mortgage Pass-Through Trust
Series 2005-C, Class M4, 2.850% (1 Month LIBOR USD + 0.800%), 6/28/44 (i)	3,037,000	2,874,657
Bear Stearns ALT-A Trust
Series 2005-8, Class 11A1, 2.161% (1 Month LIBOR USD + 0.540%), 10/25/35 (i)	6,490,995	6,368,826
Series 2005-9, Class 11A1, 2.141% (1 Month LIBOR USD + 0.520%), 11/25/35 (i)	9,214,533	9,820,462
Bear Stearns Asset Backed Securities I Trust
Series 2005-CL1, Class A1, 1.733% (1 Month LIBOR USD + 0.500%), 9/25/34 (i)	1,690,958	1,638,081
Series 2006-IM1, Class A3, 1.901% (1 Month LIBOR USD + 0.280%), 4/25/36 (i)	15,962,629	16,312,213
Series 2006-IM1, Class A6, 1.941% (1 Month LIBOR USD + 0.320%), 4/25/36 (i)	14,193,187	14,362,398
Series 2007-HE5, Class M1, 1.971% (1 Month LIBOR USD + 0.350%), 6/25/47 (i)	10,775,000	9,237,276
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.230%, 3/25/31 (a)	253,975	254,883
BNC Mortgage Loan Trust
Series 2007-1, Class A4, 1.781% (1 Month LIBOR USD + 0.160%), 3/25/37 (i)	14,950,000	13,552,458
Chase Funding Trust
Series 2003-1, Class 1A5, 5.914%, 10/25/32 (g)	85,537	86,786
Citigroup Mortgage Loan Trust
Series 2014-A, Class B4, 5.465%, 1/25/35 (a)(c)	1,698,088	1,704,609
Series 2014-A, Class B3, 5.465%, 1/25/35 (a)(c)	1,855,642	1,878,637
Series 2009-6, Class 16A2, 6.000%, 3/25/36 (a)(c)	1,778,380	1,659,588
Series 2006-WFH3, Class M4, 1.991% (1 Month LIBOR USD + 0.370%), 10/25/36 (i)	3,200,000	2,737,196
Series 2007-WFH2, Class M3, 2.091% (1 Month LIBOR USD + 0.470%), 3/25/37 (i)	10,075,000	9,087,577
COLT Funding LLC
Series 2017-1, Class B1, 5.019%, 5/27/47 (a)(c)	3,700,000	3,654,569
Series 2018-1, Class B1, 4.362%, 2/25/48 (a)(c)(f)	5,300,000	5,299,805
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	360,320	401,682
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 3.662%, 9/25/34 (a)	630,412	566,833
Series 2005-54CB, Class 1A8, 5.500%, 11/25/35	799,461	567,480
Series 2007-23CB, Class A7, 2.021% (1 Month LIBOR USD + 0.400%), 9/25/37 (i)	13,346,923	8,843,413
Countrywide Home Loans
Series 2003-56, Class 9A1, 3.227%, 12/25/33 (a)	91,706	92,194
Series 2005-11, Class 1A2, 3.899%, 4/25/35 (a)	462,850	421,436
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR18, Class 4M3, 4.521% (1 Month LIBOR USD + 2.900%), 7/25/33 (i)	1,219,405	1,168,590
Credit Suisse Mortgage Trust
Series 2007-5R, Class A5, 6.500%, 7/26/36	235,189	132,926
Series 2010-6R, Class 2A6B, 6.250%, 7/26/37 (c)	10,073,223	10,912,756
CSMC Series Trust
Series 2010-6R, Class 2A7, 6.250%, 5/26/48 (c)	18,627,152	12,702,503
Countrywide Alternative Loan Trust
Series 2006-OA22, Class A2, 1.831% (1 Month LIBOR USD + 0.210%), 2/25/47 (i)	6,705,679	5,925,507
Deephaven Residential Mortgage Trust

Series 2017-3, Class B1, 4.814%, 10/25/47 (a)(c)	3,000,000	3,021,093
Deutsche Alt-A Securities, Inc.
Series 2007-AR3, Class 1A2, 1.831% (1 Month LIBOR USD + 0.210%), 6/25/37 (i)	1,211,699	1,044,544
Equity One ABS, Inc.
Series 2001-3, Class AV1, 2.201% (1 Month LIBOR USD + 0.320%), 5/25/32 (i)	922,203	776,932
Fannie Mae Connecticut Avenue Securities
Series 2013-C01, Class M2, 6.871% (1 Month LIBOR USD + 5.250%), 10/25/23 (i)	1,870,000	2,189,157
Series 2014-C01, Class M2, 6.021% (1 Month LIBOR USD + 4.400%), 1/25/24 (i)	7,400,000	8,513,413
Series 2014-C02, Class 1M2, 4.221% (1 Month LIBOR USD + 2.600%), 5/25/24 (i)	10,675,000	11,390,782
Series 2014-C02, Class 2M2, 4.221% (1 Month LIBOR USD + 2.600%), 5/25/24 (i)	4,296,497	4,549,802
Series 2014-C03, Class 1M2, 4.621% (1 Month LIBOR USD + 3.000%), 7/25/24 (i)	10,832,617	11,645,193
Series 2014-C03, Class 2M2, 4.521% (1 Month LIBOR USD + 2.900%), 7/25/24 (i)	1,254,131	1,339,929
Series 2016-C03, Class 2M1, 3.821% (1 Month LIBOR USD + 2.200%), 10/25/28 (i)	2,191,361	2,207,044
Series 2016-C07, Class 2M1, 2.921% (1 Month LIBOR USD + 1.300%), 5/25/29 (i)	2,991,499	3,006,195
Series 2017-C03, Class 1M1, 2.571% (1 Month LIBOR USD + 0.950%), 10/25/29 (i)	4,930,682	4,965,391
Series 2017-C04, Class 2M1, 2.471% (1 Month LIBOR USD + 0.850%), 11/25/29 (i)	17,713,776	17,792,955
Series 2017-C05, Class 1M1, 2.171% (1 Month LIBOR USD + 0.550%), 1/25/30 (i)	17,058,350	17,073,744
Series 2017-C06, Class 1EF5, 4.271% (1 Month LIBOR USD + 2.650%), 2/25/30 (f)(i)	6,491,000	6,509,175
Series 2017-C06, Class 1M2A, 4.271% (1 Month LIBOR USD + 2.650%), 2/25/30 (f)(i)	2,002,000	2,044,643
Series 2017-C06, Class 2EF5, 4.421% (1 Month LIBOR USD + 2.800%), 2/25/30 (i)	7,725,000	8,164,128
Series 2017-C06, Class 2M2A, 4.421% (1 Month LIBOR USD + 2.800%), 2/25/30 (i)	1,624,859	1,717,173
Series 2017-C07, Class 1M2A, 4.021% (1 Month LIBOR USD + 2.400%), 5/25/30 (f)(i)	2,587,315	2,704,779
Series 2017-C07, Class 1EF5, 4.021% (1 Month LIBOR USD + 2.400%), 5/25/30 (f)(i)	8,019,687	7,913,827
Series 2017-C07, Class 2M2A, 4.121% (1 Month LIBOR USD + 2.500%), 5/25/30 (f)(i)	1,150,000	1,189,560
Series 2017-C07, Class 2EF5, 4.121% (1 Month LIBOR USD + 2.500%), 5/25/30 (f)(i)	5,926,000	5,851,925
Series 2018-C01, Class 1M1, 2.221% (1 Month LIBOR USD + 0.600%), 7/25/30 (i)	27,394,209	27,411,319
Series 2018-C01, Class 1EF5, 3.871% (1 Month LIBOR USD + 2.250%), 7/25/30 (f)(i)	6,800,000	6,800,000
Series 2018-C01, Class 1M2A, 3.871% (1 Month LIBOR USD + 2.250%), 7/25/30 (f)(i)	4,550,000	4,749,063
First Horizon Mortgage Pass-Through Trust
Series 2006-AR2, Class 1A1, 1.750%, 7/25/36 (a)	64,730	53,342
Freddie Mac Structured Agency
Series 2013-DN2, Class M2, 5.871% (1 Month LIBOR USD + 4.250%), 11/25/23 (i)	19,875,000	22,140,007
Series 2014-DN1, Class M3, 6.121% (1 Month LIBOR USD + 4.500%), 2/25/24 (i)	650,000	759,358
Series 2014-DN2, Class M3, 5.221% (1 Month LIBOR USD + 3.600%), 4/25/24 (i)	7,375,000	8,258,963
Series 2015-DNA3, Class M3F, 5.321% (1 Month LIBOR USD + 3.700%), 4/25/28 (i)	18,758,000	21,615,526
Series 2017-DNA2, Class M1, 2.820% (1 Month LIBOR USD + 1.200%), 10/25/29 (i)	18,820,484	19,056,090
Series 2018-DNA1, Class M1, 2.071% (1 Month LIBOR USD + 0.450%), 7/25/30 (i)	22,907,734	22,856,952
Series 2018-DNA1, Class M2, 3.421% (1 Month LIBOR USD + 1.800%), 7/25/30 (i)	7,000,000	6,968,151
Series 2018-DNA1, Class M2B, 3.421% (1 Month LIBOR USD + 1.800%), 7/25/30 (f)(i)	4,500,000	4,423,050
Series 2018-DNA1, Class M2A, 3.421% (1 Month LIBOR USD + 1.800%), 7/25/30 (f)(i)	4,500,000	4,612,950
Series 2017-HRP1, Class M2D, 2.871% (1 Month LIBOR USD + 1.250%), 12/25/42 (i)	2,350,000	2,342,822
Series 2017-HRP1, Class M2, 4.071% (1 Month LIBOR USD + 2.450%), 12/25/42 (i)	24,350,000	25,218,248
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (g)	241,479	245,100
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 2.241% (1 Month LIBOR USD + 0.620%), 10/25/45 (i)	28,104,554	25,255,070
GSC Capital Corp. Mortgage Trust
Series 2006-1, Class A1, 1.690% (1 Month LIBOR USD + 0.200%), 2/25/36 (i)	14,801,414	14,089,782
IMC Home Equity Loan Trust
Series 1998-3, Class A7, 6.720%, 8/20/29 (g)	1,221,732	1,222,626
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (g)	334,698	337,496
JP Morgan Mortgage Acquisition Trust
Series 2005-FRE1, Class M2, 2.051% (1 Month LIBOR USD + 0.430%), 10/25/35 (i)	2,175,000	1,854,547
Series 2006-CW1, Class M2, 1.911% (1 Month LIBOR USD + 0.290%), 5/25/36 (i)	8,200,000	6,173,063
Series 2006-HE2, Class M1, 1.921% (1 Month LIBOR USD + 0.300%), 7/25/36 (i)	10,000,000	8,781,183
Series 2007-CH2, Class MV4, 2.151% (1 Month LIBOR USD + 0.530%), 1/25/37 (i)	2,325,000	1,909,435
JP Morgan Mortgage Trust
Series 2014-IVR3, Class B4, 3.046%, 9/25/44 (a)(c)	2,047,620	1,997,189
Series 2015-1, Class B3, 2.700%, 12/25/44 (a)(c)	4,512,201	4,457,399
Series 2015-1, Class B2, 2.700%, 12/25/44 (a)(c)	4,536,592	4,578,696
Series 2015-1, Class B4, 2.700%, 12/25/44 (a)(c)	4,756,104	4,689,640
Series 2015-5, Class B3, 2.886%, 5/25/45 (a)(c)	2,781,479	2,723,948
Series 2017-2, Class AX3, 0.500%, 5/25/47 (a)(c)(f)(h)	22,517,171	533,657
Series 2017-5, Class B2, 3.190%, 10/26/48 (a)(c)	3,090,982	2,940,476

JP Morgan Seasoned Mortgage Trust
Series 2014-1, Class B2, 2.117%, 5/25/33 (a)(c)	7,763,444	7,653,296
Series 2014-1, Class B3, 2.117%, 5/25/33 (a)(c)	5,946,468	5,830,795
Lehman Mortgage Trust
Series 2005-2, Class 2A1, 2.301% (1 Month LIBOR USD + 0.680%), 12/25/35 (i)	1,685,838	1,390,739
Series 2006-8, Class 2A1, 2.041% (1 Month LIBOR USD + 0.420%), 12/25/36 (i)	2,720,942	1,358,990
Series 2008-4, Class A1, 2.001% (1 Month LIBOR USD + 0.380%), 1/25/37 (i)	33,109,002	17,690,855
Long Beach Mortgage Loan Trust
Series 2006-WL2, Class 2A4, 1.921% (1 Month LIBOR USD + 0.300%), 1/25/36 (i)	6,170,538	5,252,836
Series 2006-WL3, Class 2A4, 1.921% (1 Month LIBOR USD + 0.300%), 1/25/36 (i)	24,515,942	19,336,423
Series 2006-6, Class 2A3, 1.771% (1 Month LIBOR USD + 0.150%), 7/25/36 (f)(i)	12,118,282	5,943,233
Series 2006-7, Class 2A3, 1.781% (1 Month LIBOR USD + 0.160%), 8/25/36 (i)	6,711,174	3,689,056
Series 2006-8, Class 2A3, 1.781% (1 Month LIBOR USD + 0.160%), 9/25/36 (f)(i)	3,961,901	1,847,250
Series 2006-2, Class 2A3, 1.811% (1 Month LIBOR USD + 0.190%), 3/25/46 (f)(i)	4,223,258	2,201,579
LSTAR Securities Investment Ltd.
Series 2018-1, Class A, 3.138% (1 Month LIBOR USD + 1.550%), 2/1/23 (c)(i)	10,000,000	10,042,990
MASTR Asset Backed Securities Trust
Series 2003-WMC2, Class M5, 5.069% (1 Month LIBOR USD + 6.000%), 8/25/33 (i)	366,226	368,334
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A4, 8.000%, 5/25/35 (c)	1,133,320	1,189,180
MESA Trust Asset Backed Certificates
Series 2002-3, Class M2, 6.469% (1 Month LIBOR USD + 4.880%), 10/18/32 (c)(i)	487	487
Morgan Stanley ABS Capital I Inc. Trust
Series 2007-NC1, Class A1, 1.751% (1 Month LIBOR USD + 0.130%), 11/25/36 (i)	7,820,289	4,581,871
Series 2007-NC1, Class A2D, 1.841% (1 Month LIBOR USD + 0.220%), 11/25/36 (i)	5,223,394	3,476,316
Nationstar Mortgage Loan Trust
Series 2013-A, Class B4, 5.737%, 12/25/52 (a)(c)	1,190,726	1,236,548
New Residential Mortgage Loan Trust
Series 2015-1A, Class B3, 5.364%, 5/28/52 (a)(c)	3,540,116	3,720,400
Series 2014-1A, Class B1IO, 1.018%, 1/25/54 (a)(c)(h)	411,808	15,906
Series 2014-1A, Class B5, 6.018%, 1/25/54 (a)(c)	1,732,748	1,776,211
Series 2017-3A, Class B3, 5.445%, 4/25/57 (a)(c)	3,560,830	3,687,150
Series 2017-5A, Class B3, 3.632%, 6/25/57 (a)(c)(f)	2,024,137	2,084,659
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP3, Class A3, 5.318%, 8/25/35 (a)	460,046	318,717
NRZ Excess Spread Collateralized Notes
Series 2018-PLS1, Class D, 4.374%, 1/25/23 (c)	2,403,759	2,392,736
Option One Mortgage Loan Trust
Series 2007-HL1, Class 2A2, 1.871% (1 Month LIBOR USD + 0.250%), 2/25/38 (i)	612,375	507,652
PAMEX Mortgage Trust
Series 1999-A, Class M2, 3.261% (1 Month LIBOR USD + 1.700%), 7/25/29 (c)(f)(i)	552	465
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 4.470% (1 Month LIBOR USD + 2.850%), 2/25/23 (c)(i)	3,250,000	3,255,015
Prime Mortgage Trust
Series 2005-5, Class 1A1, 7.000%, 7/25/34	515,705	498,365
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (g)	16,318	16,707
RAMP Series Trust
Series 2007-RS1, Class A3, 1.791% (1 Month LIBOR USD + 0.170%), 2/25/37 (i)	13,241,772	6,830,651
Series 2007-RS1, Class A4, 1.901% (1 Month LIBOR USD + 0.280%), 2/25/37 (i)	9,303,597	3,177,507
RBSSP Resecuritization Trust
Series 2009-7, Class 9A3, 5.000%, 9/26/36 (a)(c)	1,922,245	1,365,228
Series 2009-7, Class 6A2, 6.500%, 10/26/36 (a)(c)	972,157	842,609
Residential Accredit Loans, Inc. Series Trust
Series 2005-QS13, Class 2A1, 2.321% (1 Month LIBOR USD + 0.700%), 9/25/35 (i)	6,771,353	5,874,373
Series 2006-QS6, Class 1A9, 2.221% (1 Month LIBOR USD + 0.600%), 6/25/36 (i)	6,817,293	5,490,351
Series 2008-QR1, Class 2A1, 2.121% (1 Month LIBOR USD + 0.500%), 9/25/36 (i)	2,449,419	1,901,919
Series 2006-QS18, Class 1A1, 2.221% (1 Month LIBOR USD + 0.600%), 12/25/36 (i)	7,491,522	6,096,812
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 2.481% (1 Month LIBOR USD + 0.860%), 3/25/33 (c)(i)	965,182	942,692
SACO I Trust
Series 2005-1, Class M2, 2.671% (1 Month LIBOR USD + 1.050%), 3/25/35 (c)(i)	198,136	241,603
Securitized Asset Backed Receivables Trust
Series 2005-OP2, Class M3, 2.101% (1 Month LIBOR USD + 0.480%), 10/25/35 (i)	8,700,000	7,512,902
Sequoia Mortgage Trust

Series 2013-2, Class AIO2, 1.141%, 2/25/43 (a)(h)	7,333,629	417,687
Series 2013-7, Class AIO2, 0.545%, 6/25/43 (a)(h)	25,360,483	691,659
Series 2017-1, Class AIO3, 0.500%, 2/25/47 (a)(c)(h)	15,957,036	366,677
Soundview Home Loan Trust
Series 2005-OPT2, Class M2, 2.461% (1 Month LIBOR USD + 0.840%), 8/25/35 (i)	17,300,000	15,609,435
Series 2006-1, Class A5, 1.931% (1 Month LIBOR USD + 0.310%), 2/25/36 (i)	12,725,000	11,930,823
Structured Asset Investment Loan Trust
Series 2003-BC9, Class M1, 2.671% (1 Month LIBOR USD + 1.050%), 8/25/33 (i)	1,180,759	1,165,338
Structured Asset Securities Corp.
Series 2003-29, Class 3A1, 4.841%, 9/25/33 (a)	32,821	32,891
Series 2007-GEL1, Class A3, 1.921% (1 Month LIBOR USD + 0.300%), 1/25/37 (c)(i)	1,720,000	894,343
Series 2007-BC3, Class 2A3, 1.801% (1 Month LIBOR USD + 0.180%), 5/25/47 (i)	600,000	578,758
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 6.929%, 3/25/34 (a)(c)	695,980	649,604
Towd Point Mortgage Trust
Series 2017-5, Class M2, 3.121% (1 Month LIBOR USD + 1.500%), 2/25/57 (c)(i)	19,425,000	19,871,664
Series 2017-5, Class B1, 3.421% (1 Month LIBOR USD + 1.800%), 2/25/57 (c)(i)	10,625,000	11,088,165
Series 2017-5, Class B2, 3.721% (1 Month LIBOR USD + 2.100%), 2/25/57 (c)(i)	6,641,000	7,039,333
Series 2017-5, Class B3, 4.121% (1 Month LIBOR USD + 2.500%), 2/25/57 (c)(i)	5,565,000	6,018,803
VOLT XL LLC
Series 2015-NP14, Class A2, 4.875%, 11/27/45 (c)(g)	7,425,000	7,438,355
VOLT XXXVIII LLC
Series 2015-NP12, Class A2, 4.500%, 9/25/45 (c)(g)	6,810,625	6,811,759
WaMu Asset-Backed Certificates WaMu Series Trust
Series 2007-HE1, Class 2A4, 1.851% (1 Month LIBOR USD + 0.230%), 1/25/37 (f)(i)	18,285,355	12,022,903
Series 2007-HE2, Class 2A2, 1.811% (1 Month LIBOR USD + 0.190%), 4/25/37 (i)	8,036,847	4,383,335
Series 2007-HE4, Class 2A4, 1.871% (1 Month LIBOR USD + 0.250%), 7/25/47 (i)	5,087,583	3,776,987
WaMu Mortgage Pass-Through Certificates
Series 2005-AR8, Class B1, 2.626% (1 Month LIBOR USD + 1.010%), 7/25/45 (f)(i)	6,553,376	5,075,076
Series 2005-AR17, Class A1C4, 2.021% (1 Month LIBOR USD + 0.400%), 12/25/45 (i)	6,939,777	5,220,823
Washington Mutual Asset-Backed Certificates Series Trust
Series 2007-HE2, Class 2A1, 1.721% (1 Month LIBOR USD + 0.100%), 2/25/37 (i)	21,901,998	9,066,910
Series 2007-HE2, Class 2A2, 1.841% (1 Month LIBOR USD + 0.220%), 2/25/37 (i)	10,494,342	4,644,157
Washington Mutual Mortgage Pass-Through Certificates Series Trust
Series 2007-4, Class 1A5, 7.000%, 6/25/37	7,096,153	4,856,118
Total Residential Mortgage-Backed Securities - Non-Agency (cost $889,927,152)		882,379,489

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 0.2%
BasePoint - BP SLL Trust, Series SPL-IV, 10.000%, 5/31/19 (d)(f)	287,228	287,228
BasePoint - BP SLL Trust, Series SPL-III, 9.50%, 12/31/19 (e)(f)	2,090,750	2,090,750
Total Private Placement Participation Agreements (cost $2,377,978)		2,377,978

SHORT-TERM INVESTMENTS - 1.6%
First American Government Obligations Fund - Class Z, 1.25% (b)	20,395,308	20,395,308
Total Short-Term Investments (cost $20,395,308)		20,395,308

Total Investments (cost $1,276,811,490) - 100.2%		1,271,897,848
Liabilities less Other Assets - (0.2)%		(2,909,509)
TOTAL NET ASSETS - 100.0%		$1,268,988,339

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of
February 28, 2018.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2018.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
The Fund's investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of February 28, 2018, the value of these investments was $508,605,572 or 40.1% of total net assets.
(d)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint - BP SLL Trust, Series SPL-IV. As of February 28, 2018, the value of this investment was
$287,228 or 0.0% of total net assets.
(e)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint - BP SLL Trust, Series SPL-III. As of February 28, 2018, the value of this investment was
$2,090,750 or 0.2% of total net assets.
(f)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of February 28, 2018, the total value of fair valued securities was $108,921,515 or 8.6% of total net assets.
(g)	Step-up bond that pays one interest rate for a certain period and a higher rate thereafter.
The interest rate shown is the rate in effect as of February 28, 2018.
(h)	Interest only security.
(i)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of February 28, 2018.
(j)	Security is restricted. The Fund cannot sell or otherwise transfer this note without prior written approval of CCTC
Acquisition Partners LLC. As of February 28, 2018, the value of this investment was $758,250 or 0.0% of total net assets.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FREMF - Freddi Mac K Series
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit

SEMPER SHORT DURATION FUND
Schedule of Investments - February 28, 2018 (Unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES - AGENCY - 0.3%
SBA Small Business Investment Cos.
Series 2009-P10A, Class 1, 4.727%, 2/10/19	$28,603	$29,136
Series 2009-10B, Class 1, 4.233%, 9/10/19	71,814	71,959
Small Business Administration Participation Certificates
Series 2009-10E, Class 1, 3.080%, 9/1/19	45,941	46,138
Series 2012-10E, Class 1, 0.980%, 9/1/22	180	175
Total Asset-Backed Securities - Agency (cost $146,828)		147,408

ASSET-BACKED SECURITIES - NON-AGENCY - 15.5%
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.110%, 4/12/23 (c)	250,000	253,299
Blue Virgo Trust
Series 2015-1A, Class NOTE, 3.000%, 12/15/22 (c)(d)	233,530	233,677
CLUB Credit Trust
Series 2017-P1, Class A, 2.420%, 9/15/23 (c)	367,298	366,762
Conn's Receivables Funding LLC
Series 2017-A, Class A, 2.730%, 7/15/19 (c)	62,859	62,875
CPS Auto Receivables Trust
Series 2013-B, Class B, 2.430%, 9/15/20 (c)	240,726	240,799
DT Auto Owner Trust
Series 2016-2A, Class D, 5.430%, 11/15/22 (c)	250,000	256,413
Series 2017-3A, Class C, 3.010%, 5/15/23 (c)	250,000	249,582
Series 2016-3A, Class D, 4.520%, 6/15/23 (c)	250,000	254,214
Exeter Automobile Receivables Trust
Series 2014-1A, Class C, 3.570%, 7/15/19 (c)	26,379	26,393
GLS Auto Receivables Trust
Series 2016-1A, Class A, 2.730%, 10/15/20 (c)	157,733	157,703
Series 2017-1A, Class B, 2.980%, 12/15/21 (c)	300,000	296,918
Series 2018-1A, Class A, 2.820%, 7/15/22 (c)	232,245	231,427
Kabbage Asset Securitization, LLC
Series 2017-1, Class 1A, 4.571%, 3/15/22 (c)	475,000	484,171
Marlette Funding Trust
Series 2017-A2, Class A, 2.390%, 7/15/24 (c)	291,111	290,760
Series 2018-1A, Class A, 2.610%, 3/15/28 (c)	500,000	499,785
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class B, 2.760%, 5/15/21 (c)	345,000	345,354
Prestige Auto Receivables Trust
Series 2015-1, Class E, 4.670%, 1/17/22 (c)	500,000	506,915
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A, 2.850%, 1/18/22 (c)	112,683	112,769
Skopos Auto Receivables Trust
Series 2015-2A, Class B, 5.710%, 2/15/21 (c)	970,928	981,274
SLM Private Credit Student Loan Trust
Series 2003-A, Class A3, 3.200% (28 Day Auction Rate + 0.000%), 6/15/32 (l)	468,000	468,165
Series 2003-C, Class A3, 3.043% (28 Day Auction Rate + 0.000%), 9/15/32 (l)	400,000	399,861
Series 2003-C, Class A4, 3.080% (28 Day Auction Rate + 0.000%), 9/15/32 (l)	200,000	199,050
Series 2003-C, Class A5, 2.930% (28 Day Auction Rate + 0.000%), 9/15/32 (l)	550,000	547,387
Series 2003-B, Class A3, 4.040% (28 Day Auction Rate + 0.000%), 3/15/33 (l)	500,000	496,247
SoFi Consumer Loan Program Trust
Series 2015-1, Class A, 3.280%, 9/15/23 (c)	168,401	168,882
Series 2017-2, Class A, 3.280%, 2/25/26 (c)	184,097	184,967
South Carolina Student Loan Corp.
Series 2013-1, Class A, 2.061% (1 Month LIBOR USD + 0.500%), 1/25/41 (l)	204,274	202,404
TLF National Tax Lien Trust
Series 2017-1A, Class A, 3.090%, 12/15/29 (c)(d)	200,000	199,993
Series 2017-1A, Class B, 3.840%, 12/15/29 (c)(d)	150,000	149,981
Total Asset-Backed Securities - Non-Agency (cost $8,843,061)		8,868,027

ASSET-BACKED SECURITIES - REAL ESTATE - 2.7%
Diamond Resorts Owner Trust
Series 2013-1, Class A, 1.950%, 1/20/25 (c)	329,352	329,352
Series 2013-2, Class A, 2.270%, 5/20/26 (c)	346,835	346,693
Hilton Grand Vacations Trust
Series 2014-AA, Class A, 1.770%, 11/25/26 (c)	288,424	283,440
Westgate Resorts, LLC
Series 2015-1A, Class A, 2.750%, 5/20/27 (c)	184,583	183,994
Series 2017-1A, Class A, 3.050%, 12/20/30 (c)	397,393	396,261
Total Asset-Backed Securities - Real Estate (cost $1,537,805)		1,539,740

COLLATERALIZED DEBT OBLIGATIONS - 0.4%
Trapeza CDO VII Ltd.
Series 2007-12A, Class A1, 1.994% (3 Month LIBOR USD + 0.290%), 4/6/42 (c)(d)(l)	255,579	236,411
Total Collateralized Debt Obligations (cost $215,686)		236,411

COLLATERALIZED LOAN OBLIGATIONS - 20.6%
ACIS CLO Ltd.
Series 2015-6A, Class A1, 3.363% (3 Month LIBOR USD + 1.590%), 5/1/27 (c)(l)	500,000	501,531
APIDOS CLO XI
Series 2012-11A, Class AR, 3.171%, (3 Month LIBOR USB + 1.44%), 1/17/28 (c)(l)	600,000	602,690
B&M CLO Ltd.
Series 2014-1A, Class A1, 3.122% (3 Month LIBOR USD + 1.400%), 4/16/26 (c)(l)	250,000	250,351
Birchwood Park CLO Ltd.
Series 2014-1A, Class AR, 2.900%, (3 Month LIBOR USD + 1.18%), 7/15/26 (c)(d)(l)	250,000	250,125
Cent CLO 19 Ltd.
Series 2013-19A, Class A1A, 3.090% (3 Month LIBOR USD + 1.330%), 10/29/25 (c)(l)	589,291	590,121
Carlyle Global Market Strategies CLO Ltd.
Series 2014-4A, Class A1R, 2.922%, (3 Month LIBOR USD + 1.20%) 10/15/26 (c)(d)(l)	750,000	750,375
CIFC Funding Ltd.
Series 2013-4A, Class B1R, 3.456% (3 Month LIBOR USD + 1.500%), 11/27/24 (c)(l)	500,000	501,584
Series 2015-3A, Class AR, 2.941% (3 Month LIBOR USD + 0.870%), 4/19/29 (c)(l)	500,000	500,000
Crestline Denali CLO XIV Ltd.
Series 2016-1A, Class A, 3.314% (3 Month LIBOR USD + 1.570%), 10/23/28 (c)(l)	500,000	502,530
Halcyon Loan Advisors Funding Ltd.
Series 2015-2A, Class A, 3.135% (3 Month LIBOR USD + 1.390%), 7/25/27 (c)(l)	400,000	400,378
Hillmark Funding, Ltd.
Series 2006-1A, Class B, 2.592% (3 Month LIBOR USD + 0.700%), 5/21/21 (c)(l)	257,480	257,108
Madison Park Funding Ltd.
Series 2018-30A, Class A, 0.000% (3 Month LIBOR USD + 0.750%), 4/15/29 (c)(l)	500,000	499,399
Marathon CLO V Ltd.
Series 2013-5A, Class A1R, 2.762% (3 Month LIBOR USD + 0.870%), 11/21/27 (c)(l)	500,000	500,359
Mountain Hawk CLO Ltd.
Series 2013-2A, Class A1, 2.905% (3 Month LIBOR USD + 1.160%), 7/22/24 (c)(l)	426,795	427,098
OCP CLO Ltd.
Series 2016-12A, Class A1, 3.304% (3 Month LIBOR USD + 1.570%), 10/18/28 (c)(l)	500,000	503,470
OHA Loan Funding Ltd.
Series 2013-2A, Class A, 2.732% (3 Month LIBOR USD + 1.270%), 8/23/24 (c)(l)	411,304	412,179
Regatta VI Funding Ltd.
Series 2016-1A, Class A, 3.435% (3 Month LIBOR USD + 1.690%), 7/20/28 (c)(l)	500,000	502,075
Rockwall CDO II Ltd.

Series 2007-1A, Class A1LB, 2.323% (3 Month LIBOR USD + 0.550%), 8/1/24 (c)(l)	42,141	42,107
Seneca Park CLO Ltd.
Series 2014-1A, Class AR, 2.851% (3 Month LIBOR USD + 1.120%), 7/17/26 (c)(l)	800,000	801,726
Symphony CLO II Ltd.
Series 2006-2A, Class B, 2.734% (3 Month LIBOR USD + 0.750%), 10/25/20 (c)(l)	500,000	499,799
Symphony CLO V Ltd.
Series 2007-5A, Class A2, 3.222% (3 Month LIBOR USD + 1.500%), 1/15/24 (c)(l)	500,000	500,514
TICP CLO I Ltd.
Series 2015-1A, Class AR, 2.550% (3 Month LIBOR USD + 0.800%), 7/20/27 (c)(l)	500,000	500,000
Venture VIII CDO Ltd.
Series 2007-8A, Class D, 4.095% (3 Month LIBOR USD + 2.350%), 7/22/21 (c)(l)	500,000	503,020
Westchester CLO Ltd.
Series 2007-1A, Class C, 2.623% (3 Month LIBOR USD + 0.850%), 1/8/22 (c)(l)	500,000	500,529
WhiteHorse VIII Ltd.
Series 2014-1A, Class AR, 2.277% (3 Month LIBOR USD + 0.900%), 5/1/26 (c)(l)	500,000	500,708
Total Collateralized Loan Obligations (cost $11,796,996)		11,799,776

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
GNMA
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(i)	373,782	6,612
Total Commercial Mortgage-Backed Securities - Agency (cost $1,776)		6,612

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 20.4%
American Homes 4 Rent Trust
Series 2014-SFR3, Class B, 4.201%, 12/17/36 (c)	500,000	518,823
Bayview Commercial Asset Trust
Series 2007-2A, Class A1, 1.891% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(l)	474,989	456,987
Series 2007-6A, Class A3A, 2.871% (1 Month LIBOR USD + 1.250%), 12/25/37 (c)(l)	466,477	467,385
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR5, Class F, 5.483%, 7/11/42 (a)(c)	90,455	90,975
Business Loan Express
Series 2003-1A, Class A, 2.621% (1 Month LIBOR USD + 1.000%), 4/25/29 (c)(l)	107,854	103,911
Cherrywood SB Commercial Mortgage Loan Trust
Series 2016-1A, Class AFL, 4.281% (1 Month LIBOR USD + 2.650%), 3/25/49 (c)(d)(l)	346,585	348,318
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 2.088% (1 Month LIBOR USD + 0.500%), 5/15/31 (c)(l)	176,681	172,511
Cold Storage Trust
Series 2017-ICE3, Class D, 3.688% (1 Month LIBOR USD + 2.100%), 4/15/36 (c)(l)	500,000	502,911
Colony Starwood Homes Trust
Series 2016-2, Class A, 2.838% (1 Month LIBOR USD + 1.250%), 12/17/33 (c)(l)	490,313	494,074
COMM Mortgage Trust
Series 2014-FL4, Class C, 3.190% (1 Month LIBOR USD + 1.950%), 7/13/31 (c)(l)	62,349	62,090
Credit Suisse Mortgage Trust
Series 2006-OMA, Class B1, 5.466%, 5/15/23 (c)	516,501	527,225
DBCG Mortgage Trust
Series 2017-BBG, Class C, 2.588% (1 Month LIBOR USD + 1.000%), 6/15/34 (c)(l)	350,000	351,048
GE Business Loan Trust
Series 2005-2A, Class A, 1.828% (1 Month LIBOR USD + 0.240%), 11/15/33 (c)(l)	451,584	445,227
Series 2007-1A, Class A, 1.758% (1 Month LIBOR USD + 0.170%), 4/16/35 (c)(l)	432,029	420,468
GS Mortgage Securities Corp. Trust

Series 2017-500K, Class E, 3.088% (1 Month LIBOR USD + 1.500%), 7/15/32 (c)(l)	500,000	502,799
Home Partners of America Trust
Series 2016-1, Class A, 3.240% (1 Month LIBOR USD + 1.650%), 3/17/33 (c)(l)	459,006	459,959
IMT Trust
Series 2017-APT5, Class DFL, 3.138% (1 Month LIBOR USD + 1.550%), 6/15/34 (c)(l)	500,000	501,258
Invitation Homes Trust
Series 2015-SFR2, Class D, 3.890% (1 Month LIBOR USD + 2.300%), 6/17/32 (c)(l)	150,000	150,409
Series 2017-SFR2, Class A, 2.440% (1 Month LIBOR USD + 0.850%), 12/17/36 (c)(l)	497,911	499,287
Series 2017-SFR2, Class C, 3.040% (1 Month LIBOR USD + 1.450%), 12/17/36 (c)(l)	500,000	507,010
Series 2017-SFR2, Class F, 4.590% (1 Month LIBOR USD + 3.000%), 12/17/36 (c)(l)	500,000	503,118
Series 2018-SFR1, Class D, 3.018% (1 Month LIBOR USD + 1.450%), 3/17/37 (c)(l)	500,000	504,984
Series 2018-SFR1, Class E, 3.568% (1 Month LIBOR USD + 2.000%), 3/17/37 (c)(l)	515,000	521,655
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class AJ, 4.770%, 7/15/56	17,747	17,688
Progress Residential Trust
Series 2016-SFR1, Class C, 4.090% (1 Month LIBOR USD + 2.500%), 9/17/33 (c)(l)	560,000	565,318
Series 2016-SFR2, Class C, 3.790% (1 Month LIBOR USD + 2.200%), 1/17/34 (c)(l)	220,000	222,614
Starwood Waypoint Homes Trust
Series 2017-1, Class A, 2.540% (1 Month LIBOR USD + 0.950%), 1/17/35 (c)(l)	498,180	502,183
Tricon American Homes Trust
Series 2016-SFR1, Class D, 3.886%, 11/17/33 (c)	500,000	500,754
Velocity Commercial Capital Loan Trust
Series 2014-1, Class A, 3.621% (1 Month LIBOR USD + 2.000%), 9/25/44 (c)(l)	27,289	27,375
Series 2015-1, Class AFL, 4.051% (1 Month LIBOR USD + 2.430%), 6/25/45 (c)(d)(l)	138,916	139,610
Series 2016-1, Class AFL, 4.071% (1 Month LIBOR USD + 2.450%), 4/25/46 (c)(l)	128,685	131,010
Series 2017-2, Class AFL, 2.461% (1 Month LIBOR USD + 0.900%), 11/25/47 (c)(l)	482,554	485,076
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $11,687,188)		11,704,060

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 5.3%
FHLMC
Series 129, Class H, 8.850%, 3/15/21	5,079	5,131
FHLMC REMIC Trust
Series 3823, Class GA, 3.500%, 1/15/26	9,940	10,048
Series 3834, Class GA, 3.500%, 3/15/26	15,311	15,543
Series T-62, Class 1A1, 2.401% (12 Month US Treasury Average + 1.200%), 10/25/44 (l)	239,679	243,166
FNMA
7.500%, 7/1/18, #382521	358,679	361,588
FNMA TBA
2.500%, 3/15/28 (k)	1,250,000	1,218,945
3.000%, 3/15/28 (k)	1,000,000	995,586
FNMA REMIC Trust
Series 2010-137, Class MC, 3.000%, 10/25/38	28,670	28,636
GNMA
Series 2008-55, Class WT, 5.419%, 6/20/37 (a)	17,688	18,497
Series 2010-144, Class DK, 3.500%, 9/16/39	95,921	96,829
Series 2010-150, Class GD, 2.500%, 9/20/39	39,910	39,108
Series 2010-14, Class QP, 6.000%, 12/20/39	2,002	2,019
Total Residential Mortgage-Backed Securities - Agency (cost $3,034,306)		3,035,096

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 22.8%
Accredited Mortgage Loan Trust
Series 2002-2, Class A3, 2.621% (1 Month LIBOR USD + 1.000%), 1/25/33 (l)	214,921	209,828
Angel Oak Mortgage Trust
Series 2017-1, Class A1, 2.810%, 1/25/47 (a)(c)	390,111	385,371
Argent Securities, Inc.
Series 2003-W7, Class M2, 4.246% (1 Month LIBOR USD + 2.630%), 3/25/34 (l)	396,818	396,252
BCMSC Trust
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	86,731	33,725
Bear Stearns Asset Backed Securities I Trust
Series 2005-CL1, Class A1, 1.733% (1 Month LIBOR USD + 0.500%), 9/25/34 (l)	643,551	623,427
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.230%, 3/25/31 (a)	58,285	58,493
CDC Mortgage Capital Trust
Series 2003-HE4, Class A1, 2.241% (1 Month LIBOR USD + 0.620%), 3/25/34 (l)	465,452	417,876
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (h)	35,169	35,221
COLT Funding, LLC
Series 2017-1, Class A3, 3.074%, 5/27/47 (a)(c)	150,249	148,695
ContiMortgage Home Equity Loan Trust
Series 1997-1, Class M1, 7.420%, 3/15/28	279,267	284,719
Credit Suisse Mortgage Trust
Series 2017-HL1, Class A3, 3.500%, 6/25/47 (a)(c)	456,760	456,286
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33 (h)	8	8
Fannie Mae Connecticut Avenue Securities
Series 2014-C04, Class 1M2, 6.521% (1 Month LIBOR USD + 4.900%), 11/25/24 (l)	480,315	550,445
Series 2014-C04, Class 2M2, 6.621% (1 Month LIBOR USD + 5.000%), 11/25/24 (l)	381,044	430,797
Series 2016-C05, Class 2M1, 2.971% (1 Month LIBOR USD + 1.350%), 1/25/29 (l)	383,971	386,067
Series 2016-C07, Class 2M1, 2.921% (1 Month LIBOR USD + 1.300%), 5/25/29 (l)	460,230	462,491
Series 2017-C06, Class 1M1, 2.371% (1 Month LIBOR USD + 0.750%), 2/25/30 (l)	458,095	459,187
Series 2018-C01, Class 1M1, 2.221% (1 Month LIBOR USD + 0.600%), 7/25/30 (l)	511,698	512,017
Series 2017-C06, Class 1M2A, 4.271% (1 Month LIBOR USD + 2.650%), 2/25/30 (d)(l)	622,000	635,249
Freddie Mac Structured Agency Credit Risk
Series 2013-DN2, Class M1, 3.071% (1 Month LIBOR USD + 1.450%), 11/25/23 (l)	9,223	9,237
Series 2014-HQ2, Class M2, 3.821% (1 Month LIBOR USD + 2.200%), 9/25/24 (l)	455,546	469,852
Series 2015-DNA1, Class M2, 3.471% (1 Month LIBOR USD + 1.850%), 10/25/27 (l)	500,000	511,229
Series 2015-DNA3, Class M2, 4.471% (1 Month LIBOR USD + 2.850%), 4/25/28 (l)	439,876	454,150
Series 2016-HQA2, Class M1, 2.821% (1 Month LIBOR USD + 1.200%), 11/25/28 (l)	222,606	222,736
Series 2017-HQA2, Class M1, 2.421% (1 Month LIBOR USD + 0.800%), 12/25/29 (l)	475,712	477,962
Series 2015-DNA2, Class M2, 4.221% (1 Month LIBOR USD + 2.600%), 12/25/29 (l)	430,321	438,925
Series 2018-DNA1, Class M1, 2.071% (1 Month LIBOR USD + 0.450%), 7/25/30 (l)	477,244	476,186
Series 2017-HRP1, Class M2, 4.071% (1 Month LIBOR USD + 2.450%), 12/25/42 (l)	500,000	517,828
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (h)	112,395	114,081
GSAA Trust
Series 2004-3, Class M1, 6.220%, 4/25/34 (h)	8,250	8,064
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (h)	229,341	231,258
Series 2002-9F, Class M1, 5.867%, 12/25/32 (h)	34,355	34,648

JP Morgan Alternative Loan Trust
Series 2005-A2, Class 1A1, 1.880% (1 Month LIBOR USD + 0.520%), 1/25/36 (l)	267,603	265,465
JP Morgan Mortgage Trust
Series 2015-1, Class B3, 2.717%, 12/25/44 (a)(c)	512,196	505,975
MASTR Alternative Loan Trust
Series 2003-2, Class 5A1, 5.500%, 3/25/18	73,589	73,681
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII1, 2.521% (1 Month LIBOR USD + 0.900%), 8/25/34 (l)	181,977	179,740
Residential Funding Mortgage Securities II
Series 2003-HI4, Class AI5, 6.260%, 2/25/29 (h)	76,807	78,000
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-31A, Class 2A1, 3.583%, 10/25/33 (a)	367,742	374,953
Towd Point Mortgage Trust
Series 2017-5, Class M2, 3.121% (1 Month LIBOR USD + 1.500%), 2/25/57 (c)(l)	500,000	511,497
Series 2017-6, Class A1, 2.750%, 10/25/57 (a)(c)	480,873	475,870
UCFC Home Equity Loan
Series 1998-D, Class MF1, 6.905%, 4/15/30	5,827	6,001
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	104,362	105,459
Total Residential Mortgage-Backed Securities - Non-Agency (cost $12,974,073)		13,028,951

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 1.0%
BasePoint - BP SLL Trust, Series SPL-IV, 10.000%, 5/31/19 (d)(e)	71,807	71,807
BasePoint - BP SLL Trust, Series SPL-III, 9.500%, 12/31/19 (d)(f)	416,679	416,679
BasePoint - BP SLL Trust, Series SPL-IV, 9.500%, 12/31/19 (d)(g)	74,990	74,990
Total Private Placement Participation Agreements (cost $563,476)		563,476

SHORT-TERM INVESTMENTS - 24.7%
Money Market Fund - 9.9%
First American Government Obligations Fund, 1.25% (b)	5,680,909	5,680,909
U.S. Treasury Bills - 14.8%
U.S. Treasury Bills, 1.143%, 3/1/18 (j)	$4,000,000	4,000,000
U.S. Treasury Bills,1.256%, 3/8/18 (j)	4,500,000	4,498,972
Total U.S. Treasury Bills		8,498,972
Total Short-Term Investments (cost $14,179,810)		14,179,881

Total Investments (cost $64,981,005) - 113.7%		65,109,438
Liabilities less Other Assets - (13.7)%		(7,869,105)
TOTAL NET ASSETS - 100.0%		$57,240,333

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of
February 28, 2018.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2018.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
The Fund's investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of February 28, 2018, the value of these investments was $34,300,906 or 59.9% of total net assets.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of February 28, 2018, the total value of fair valued securities was $3,507,215 or 6.1% of total net assets.
(e)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP SLL Trust, Series SPL-IV. As of February 28, 2018, the value of this investment was $71,807 or 0.1% of total net assets.
(f)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP SLL Trust, Series SPL-III. As of February 28, 2018, the value of this investment was $416,679 or 0.8% of total net assets.
(g)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP SLL Trust, Series SPL-IV. As of February 28, 2018, the value of this investment was $74,990 or 0.1% of total net assets.

(h)	Step-up bond that pays one interest rate for a certain period and a higher rate thereafter.
The interest rate shown is the rate in effect as of February 28, 2018.
(i)	Interest only security.
(j)	Rate shown is the discount rate at February 28, 2018.
(k)	Security purchased on a when-issued basis. As of February 28, 2018, the total cost of investments purchased on a when-issued basis was $2,221,367 or 3.9% of total net assets.
(l)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of February 28, 2018.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced

Semper Funds
Notes to the Schedule of Investments
February 28, 2018 (Unaudited)

Note 1 – Securities Valuation

The Semper Funds' (the "Funds") investments in securities are carried at their fair value.  Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced ("TBAs") securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Other Debt Securities:  Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of February 28, 2018:

MBS Total Return Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities - Non - Agency	$ -	$80,040,343	$ -	$80,040,343
Asset-Backed Securities – Real Estate	-	4,869,261	2,458,442	7,327,703
Collateralized Debt Obligations	-	-	10,405,246	10,405,246
Collateralized Loan Obligations	-	37,179,052	4,950,000	42,129,052
Commercial Mortgage-Backed Securities - Agency	-	255,033	-	255,033
Commercial Mortgage-Backed Securities – Non-Agency	-	197,779,945	6,164,000	203,943,945
Corporate Bonds	-	21,487,892	758,250	22,246,142
Residential Mortgage-Backed Securities - Agency	-	397,609	-	397,609
Residential Mortgage-Backed Securities – Non-Agency	-	800,571,890	81,807,599	882,379,489
Total Fixed Income	-	1,142,581,025	106,543,537	1,249,124,562
Private Placement Participation Agreements	-	-	2,377,978	2,377,978
Short-Term Investments	20,395,308	-	-	20,395,308
Total Investments	$20,395,308	$1,142,581,025	$108,921,515	$1,271,897,848

Short Duration Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities - Agency	$ -	$147,408	$ -	$147,408
Asset-Backed Securities – Non- Agency	-	8,284,376	583,651	8,868,027
Asset-Backed Securities – Real Estate	-	1,539,740	-	1,539,740
Collateralized Debt Obligations	-	-	236,411	236,411
Collateralized Loan Obligations	-	10,799,276	1,000,500	11,799,776
Commercial Mortgage-Backed Securities - Agency	-	6,612	-	6,612
Commercial Mortgage-Backed Securities – Non-Agency	-	11,216,132	487,928	11,704,060
Residential Mortgage-Backed Securities - Agency	-	3,035,096	-	3,035,096
Residential Mortgage-Backed Securities – Non-Agency	-	12,393,702	635,249	13,028,951
Total Fixed Income	-	47,422,342	2,943,739	50,366,081
Private Placement Participation Agreements	-	-	563,476	563,476
Money Market Fund	5,680,909	-	-	5,680,909
U.S. Treasury Bills	-	8,498,972	-	8,498,972
Total Investments	$5,680,909	$55,921,314	$3,507,215	$65,109,438

Refer to the Funds' schedule of investments for additional information. Transfers between levels are recognized at February 28, 2018, the end of the reporting period.  The Funds' recognized no transfers to/from Level 1 or Level 2.

The following is a reconciliation of the Semper MBS Total Return Fund's level 3 investments for which significant unobservable inputs were used in determining value.
Investments in Securities, at Value
	Asset- Backed Securities - Non- Agency	Asset- Backed Securities – Real Estate	Collateralized Debt Obligations	Collateralized Loan Obligations
Balance as of November 30, 2017	$1,987,500	$4,119,573	$10,430,358	$4,950,000
Accrued discounts/premiums	-	-	21,171	(1,303)
Realized gain/(loss)	-	-	48,884	-
Change in unrealized appreciation/ (depreciation)	(19,360)	8,869	282,295	1,303
Purchases	-	-	-	-
Sales	-	(1,670,000)	(377,462)	-
Transfers in and/or out of Level 3	(1,968,140)	-	-	-

Balance as of February 28, 2018	$ -	$2,458,442	$10,405,246	$4,950,000

(Continued)	Commercial MBS - Non- Agency	Corporate Bonds	Residential MBS - Non- Agency	Private Placement Participation Agreements

Balance as of November 30, 2017	$21,661,962	$ -	$76,279,603	$2,872,548
Accrued discounts/premiums	22,150	-	898,630	-
Realized gain/(loss)	89,279	-	975,031	-
Change in unrealized appreciation/ (depreciation)	100,668	8,250	(717,584)	-
Purchases	6,164,000	750,000	41,895,946	-
Sales	(6,642,949)	-	(30,880,146)	(494,570)
Transfers in and/or out of Level 3	(15,231,110)	-	(6,643,881)	-

Balance as of February 28, 2018	$6,164,000	$758,250	$81,807,599	$2,377,978

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the MBS Total Return Fund at February 28, 2018, and still classified as level 3 was $(635,714).

The following is a reconciliation of the Semper Short Duration Fund's level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Asset- Backed Securities – Non-Agency	Asset- Backed Securities – Real Estate	Collateralized Debt Obligations	Collateralized Loan Obligations

Balance as of November 30, 2017	$283,887	$149,064	$244,933	$ -
Accrued discounts/premiums	(6)	-	1,189	-
Realized gain/(loss)	63	-	3,865	-
Change in unrealized appreciation/ (depreciation)	(669)	936	10,769	-
Purchases	349,974	-	-	1,000,500
Sales	(49,598)	(150,000)	(24,345)	-
Transfers in and/or out of Level 3	-	-	-	-

Balance as of February 28, 2018	$583,651	$ -	$236,411	$1,000,500

(Continued)	Commercial MBS Non- Agency	Residential MBS - Non- Agency	Private Placement Participation Agreements

Balance as of November 30, 2017	$1,032,296	$896,647	$694,861
Accrued discounts/premiums	-	(1,165)	-
Realized gain/(loss)	82	313	-
Change in unrealized appreciation/(depreciation)	2,219	(10,546)	-
Purchases	-	-	-
Sales	(61,593)	(250,000)	(131,385)
Transfers in and/or out of Level 3	(485,076)	-	-

Balance as of February 28, 2018	$487,928	$635,249	$563,476

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the Short Duration Fund at February 28, 2018, and still classified as level 3 was $(280).

Transfers from level 3 to level 2 are a result of the availability of current market data provided by the Funds' primary pricing services which utilize observable inputs.  The Funds' primary pricing services were unable to provide pricing for 25 securities held on February 28, 2018.  The Valuation Committee utilized indicative market quotations or broker quotes received from a broker-dealer considered by the Funds' adviser to be a market participant.  The underlying inputs which support the broker quotes utilized by the Valuation Committee are not observable.  In addition, a primary pricing service provided a valuation based on a single broker quote for two other securities held by the Funds.  The Funds held eight securities at February 28, 2018 which were purchased in February 2018 and were valued at cost on February 28, 2018.

Significant unobservable valuation inputs for the private placement participation agreements categorized as level 3 securities in the MBS Total Return Fund as of February 28, 2018, are as follows:

Investments in Securities	Value at 2/28/18	Valuation Technique(s)	Unobservable Input	Input Values
Private Placement Participation Agreements – BasePoint - BP SLL Trust, Series SPL-IV, 10.00%, Due 5/31/19	$287,228	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This loan participation has an expected 10% yield for a 3 year term (1.3 years remaining), appropriate given the asset's strong credit quality offset by illiquidity.  This loan participation is part of a senior secured credit facility backed by a series of pools of unsecured consumer loan receivables, originated by LoanMe, Inc., a specialty finance company that directly originates and services high interest‐bearing unsecured consumer loans and unsecured small business loans.  Repayment of principal at par remains on schedule. Overcollateralization, strong fundamentals of loan cash flows support a continued price of par.

Private Placement Participation Agreements – BasePoint - BP SLL Trust, Series SPL-III, 9.50%, Due 12/31/19	$2,090,750	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.	This senior loan participation has an expected 9.5% yield for a 3 year term, appropriate given the asset's strong credit quality offset by illiquidity. This loan participation is part of a senior secured credit facility backed by a series of pools of small business loans originated by LoanMe, Inc., a specialty finance company that directly originates and services high interest‐bearing unsecured consumer loans and unsecured small business loans. Repayment of principal begins December 2018 at 100. Financial strength of the sponsor, overcollateralization, strong fundamentals of loan cash flows support a price of par.

Significant unobservable valuation inputs for the private placement participation agreements categorized as level 3 securities in the Short Duration Fund as of February 28, 2018, are as follows:

Investments in Securities	Value at 2/28/18	Valuation Technique(s)	Unobservable Input	Input Values
Private Placement Participation Agreements – BasePoint BP SLL Trust, Series SPL-IV, 10.00%, Due 5/31/19	$71,807	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This loan participation has an expected 10% yield for a 3 year term (1.3 years remaining), appropriate given the asset's strong credit quality offset by illiquidity.  This loan participation is part of a senior secured credit facility backed by a series of pools of unsecured consumer loan receivables, originated by LoanMe, Inc., a specialty finance company that directly originates and services high interest‐bearing unsecured consumer loans and unsecured small business loans.  Repayment of principal at par remains on schedule. Overcollateralization, strong fundamentals of loan cash flows support a continued price of par.

Private Placement Participation Agreements – BasePoint - BP SLL Trust, Series SPL-III, 9.50%, Due 12/31/19	$416,679	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This senior loan participation has an expected 9.5% yield for a 3 year term, appropriate given the asset's strong credit quality offset by illiquidity.  This loan participation is part of a senior secured credit facility backed by a series of pools of small business loans originated by LoanMe, Inc., a specialty finance company that directly originates and services high interest‐bearing unsecured consumer loans and unsecured small business loans.  Repayment of principal begins December 2018 at 100. Financial strength of the sponsor, overcollateralization, strong fundamentals of loan cash flows support a price of par.

Private Placement Participation Agreements – BasePoint - BP SLL Trust, Series SPL-IV, 9.50%, Due 12/31/19	$74,990	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This senior loan participation has an expected 9.5% yield for a 3 year term, appropriate given the asset's strong credit quality offset by illiquidity.  This loan participation is part of a senior secured credit facility backed by a series of pools of small business loans originated by LoanMe, Inc., a specialty finance company that directly originates and services high interest‐bearing unsecured consumer loans and unsecured small business loans.  Repayment of principal at par is on schedule at about 10% per quarter.   Financial strength of the sponsor, overcollateralization, strong fundamentals of loan cash flows support a price of par.

Note 2 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds' Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At February 28, 2018, the MBS Total Return Fund had investments in illiquid securities with a total value of $3,136,228 or 0.2% of total net assets and the Short Duration Fund had investments in illiquid securities with a total value of $563,476 or 1.0% of total net assets.

Information concerning these illiquid securities in the Funds is as follows:

MBS Total Return Fund
	PAR	Dates Acquired	Cost Basis
BasePoint - BP SLL Trust, Series SPL-III, due 12/31/19	$2,090,750	10/17	$2,090,750
BasePoint - BP SLL Trust, Series SPL-IV, due 5/31/19	287,228	6/16	287,228
CCTC Aquisition Partners LLC	750,000	2/18	750,000

Short Duration Fund
	PAR	Dates Acquired	Cost Basis
BasePoint - BP SLL Trust, Series SPL-III, due 12/31/19	$416,679	12/16	$416,679
BasePoint - BP SLL Trust, Series SPL-IV, due 5/31/19	71,807	6/16	71,807
BasePoint - BP SLL Trust, Series SPL-IV, due 12/31/19	74,990	12/16	74,990

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President/Chief Executive
                                             Officer/Principal Executive Officer

Date                                                    April 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive Officer/Principal
                                              Executive Officer

Date                                                               April 5, 2018

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer/Principal Financial Officer

Date                                                              April 5, 2018

* Print the name and title of each signing officer under his or her signature.